REVENUE - Disaggregation of Revenue by Product Line (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of products and services [line items]
Total Revenue	€ 2,275	€ 1,518	€ 4,254	€ 2,859
Packaging rolled products
Disclosure of products and services [line items]
Total Revenue	985	648	1,837	1,167
Automotive rolled products
Disclosure of products and services [line items]
Total Revenue	308	213	571	421
Specialty and other thin-rolled products
Disclosure of products and services [line items]
Total Revenue	54	43	104	80
Aerospace rolled products
Disclosure of products and services [line items]
Total Revenue	183	100	326	187
Transportation, industry, defense and other rolled products
Disclosure of products and services [line items]
Total Revenue	257	174	487	321
Automotive extruded products
Disclosure of products and services [line items]
Total Revenue	247	176	473	377
Other extruded products
Disclosure of products and services [line items]
Total Revenue	€ 241	€ 164	€ 456	€ 306